Reserves - Additional Information (Details)	12 Months Ended
Dec. 31, 2018
Macao Commercial Code 432 [Member]
Disclosure of reserves within equity [line items]
Percentage of profit required to be transferred to statutory reserves	10.00%
Statutory reserve balance, as a percentage of total capital	25.00%
Macao Commercial Code 377 [Member]
Disclosure of reserves within equity [line items]
Percentage of profit required to be transferred to statutory reserves	25.00%
Statutory reserve balance, as a percentage of total capital	50.00%